Cover	Mar. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 12, 2025
Entity File Number	811-05399
Entity Registrant Name	The New America High Income Fund Inc.
Entity Central Index Key	0000825345
Entity Tax Identification Number	04-2995419
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	33 Broad Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	617
Local Phone Number	263-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HYB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false